Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Vessels, net	$ 62,350	$ 48,242
Office furniture and equipment	100	103
Right of use asset	450	562
Restricted cash	1,250	1,250
Other non-current assets	10	10
Total non-current assets	64,160	50,167
CURRENT ASSETS
Trade accounts receivable	153	240
Inventories	1,248	1,545
Prepayments and other assets	1,027	153
Restricted cash	816	1,185
Cash and cash equivalents	19,037	2,366
Total current assets	22,281	5,489
TOTAL ASSETS	86,441	55,656
EQUITY
Issued share capital	12	0
Share premium	195,102	145,527
Accumulated deficit	(153,020)	(135,648)
Total equity	42,094	9,879
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	30,887	36,551
Provision for staff retirement indemnities	31	26
Lease liabilities	367	469
Total non-current liabilities	31,285	37,046
CURRENT LIABILITIES
Current portion of long-term borrowings	5,665	1,195
Trade accounts payable	4,758	4,735
Accrued liabilities and other payables	2,159	1,971
Current portion of lease liabilities	195	208
Fair value of derivative financial instruments	0	622
Deferred revenue	285	0
Total current liabilities	13,062	8,731
TOTAL LIABILITIES	44,347	45,777
TOTAL EQUITY AND LIABILITIES	$ 86,441	$ 55,656